Submission	Dec. 22, 2025
Submission [Line Items]
Central Index Key	0001338561
Registrant Name	Nuveen S&P 500 Dynamic Overwrite Fund
Registration File Number	333-290975
Form Type	N-14
Submission Type	N-14 8C/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A